Other Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Unrealized gains on equity securities	$ 13.9	$ 0.7
Bottom of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.80%	0.88%
Top of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	4.55%	4.25%